U.S. Global Jets ETF
Schedule of Investments
September 30, 2021 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 98.6%
	Australia - 1.5%
4,647,262	Qantas Airways, Ltd. (a)	$19,049,736
6,091,590	Sydney Airport (a)	36,288,300
		55,338,036
	Brazil - 0.5%
1,090,708	Embraer SA - ADR (a)	18,542,036
	Canada - 4.7%
5,651,317	Air Canada (a)	103,201,454
440,590	Cargojet, Inc. (b)	70,408,828
		173,610,282
	China - 1.8%
25,228,128	Air China, Ltd. - H Shares (a)	16,689,878
7,503,139	Tongcheng-Elong Holdings, Ltd. (a)	18,139,425
1,125,984	Trip.com Group, Ltd. - ADR (a)	34,624,008
		69,453,311
	France - 0.5%
154,023	Aeroports de Paris (a)	19,732,357
	Germany - 1.5%
5,041,290	Deutsche Lufthansa AG (a) (b)	34,681,132
281,747	Fraport AG Frankfurt Airport Services Worldwide (a)	19,620,792
		54,301,924
	India - 0.5%
704,446	MakeMyTrip, Ltd. (a) (b)	19,153,887
	Ireland - 0.5%
166,500	Ryanair Holdings plc - ADR (a)	18,324,990
	Japan - 2.5%
1,486,956	ANA Holdings, Inc. (a)	38,818,911
1,615,615	Japan Airlines Company, Ltd. (a)	38,686,500
385,125	Japan Airport Terminal Company, Ltd. (a)	19,101,397
		96,606,808
	Mexico - 1.0%
873,207	Controladora Vuela Compania de Aviacion SAB de CV - ADR (a)	19,044,645
1,538,014	Grupo Aeroportuario del Pacifico SAB de CV	17,882,584
		36,927,229
	France - 0.9%
262,862	Airbus SE (a)	35,046,237
	Panama - 0.5%
231,400	Copa Holdings SA - Class A (a) (b)	18,831,332
	Singapore - 1.0%
9,795,097	Singapore Airlines, Ltd. (a)	36,286,152

	Spain - 2.1%
227,623	Aena SME SA (a)	39,365,359
568,855	Amadeus IT Group SA (a)	37,479,987
		76,845,346
	Switzerland - 0.5%
263,370	Wizz Air Holdings plc (a)	17,792,920
	Thailand - 0.5%
9,485,639	Airports of Thailand pcl	17,101,344
	Turkey - 2.0%
2,161,315	Pegasus Hava Tasimaciligi AS (a)	18,920,316
6,439,836	TAV Havalimanlari Holding AS (a)	19,030,573
23,924,138	Turk Hava Yollari AO (a)	37,528,587
		75,479,476
	United Kingdom - 1.2%
2,760,951	easyJet plc (a)	24,656,862
8,545,680	International Consolidated Airlines Group SA (a)	20,553,295
		45,210,157
	United States - 74.9% (c)
1,884,186	Alaska Air Group, Inc. (a)	110,413,300
556,391	Allegiant Travel Company (a) (b)	108,763,313
18,300,657	American Airlines Group, Inc. (a) (b)	375,529,481
334,809	Boeing Company (a)	73,637,891
30,745	Booking Holdings, Inc. (a)	72,984,633
8,844,732	Delta Air Lines, Inc. (a)	376,874,030
488,029	Expedia Group, Inc. (a) (b)	79,987,953
351,398	General Dynamics Corporation	68,884,550
5,338,054	Hawaiian Holdings, Inc. (a) (b)	115,622,250
7,162,115	JetBlue Airways Corporation (a)	109,508,738
6,448,315	Sabre Corporation (a) (b)	76,348,050
2,356,675	SkyWest, Inc. (a) (b)	116,278,344
7,363,764	Southwest Airlines Company (a) (b)	378,718,383
4,293,125	Spirit Airlines, Inc. (a) (b)	111,363,663
3,299,320	Sun Country Airlines Holdings, Inc. (a) (b)	110,659,193
1,003,939	Textron, Inc.	70,084,982
2,060,962	TripAdvisor, Inc. (a)	69,763,564
7,675,045	United Airlines Holdings, Inc. (a) (b)	365,101,890
		2,790,524,208
	TOTAL COMMON STOCKS (Cost $3,477,453,109)	3,675,108,032

	PREFERRED STOCKS - 1.0%
	Brazil - 1.0%
891,500	Azul SA - ADR (a) (b)	17,883,490
2,365,933	Gol Linhas Aereas Inteligentes SA - ADR (a) (b)	18,052,069
	TOTAL PREFERRED STOCKS (Cost $32,256,987)	35,935,559

	SHORT-TERM INVESTMENTS - 0.3%
11,012,930	First American Government Obligations Fund, Class X, 0.03% (d)	11,012,930
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,012,930)	11,012,930

Units	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.5%
578,535,477	Mount Vernon Liquid Assets Portfolio, LLC, 0.09% (d) (e)	578,535,477
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $578,535,477)	578,535,477
	TOTAL INVESTMENTS - 115.4% (Cost $4,099,258,503)	4,300,591,998
	Liabilities in Excess of Other Assets - (15.4)%	(574,730,318)
	NET ASSETS - 100.0%	$3,725,861,680

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of September 30, 2021. Total Value of securities out on loan is $549,605,280.
(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(d)	Rate shown is the annualized seven-day yield as of September 30, 2021.
(e)	Privately offered liquidity fund.

Summary of Fair Value Disclosure at September 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,675,108,032	$-	$-	$3,675,108,032
Preferred Stock	35,935,559	-	-	35,935,559
Short-Term Investments	11,012,930	-	-	11,012,930
Investments Purchased with Proceeds from Securities Lending	-	578,535,477	-	578,535,477
Total Investments in Securities	$3,722,056,521	$578,535,477	$-	$4,300,591,998
^ See Schedule of Investments for breakout of investments by country classification.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.